Share Capital, Share Premium and Reserves - Movement in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [Line Items]
Beginning Balance	₩ 1,287,186	₩ 515,976	₩ 479,628
Change in reserves	(205,785)	771,210	36,348
Ending Balance	1,081,401	1,287,186	515,976
Foreign currency translation differences for foreign operations [member]
Disclosure of reserves within equity [Line Items]
Beginning Balance	1,025,319	548,792	509,620
Change in reserves	83,306	476,527	39,172
Ending Balance	1,108,625	1,025,319	548,792
Amount recognized in other comprehensive income loss from associates excluding remeasurements [member]
Disclosure of reserves within equity [Line Items]
Beginning Balance	(29,496)	(32,816)	(29,992)
Change in reserves	2,272	3,320	(2,824)
Ending Balance	(27,224)	(29,496)	₩ (32,816)
Other comprehensive income (loss) held for sale [member]
Disclosure of reserves within equity [Line Items]
Beginning Balance	291,363
Change in reserves	₩ (291,363)	291,363
Ending Balance		₩ 291,363